SHARE-BASED PAYMENTS - Summary of Weighted Average Assumptions used in Black-Scholes Option Pricing Model to Determine Fair Value of Options Granted (Details) - Options and Warrants	Jun. 30, 2023 $ / shares yr	Dec. 31, 2022 $ / shares yr
Exercise price, USD
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	9.55	10.53
Share price, USD
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	9.55	10.53
Risk free interest rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	0.0378	0.0195
Expected volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	0.45	0.50
Expected option term, years
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input | yr	4.41	4.54
Dividend yield
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	0	0